UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	9/30/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

September 30, 2022
Semiannual Report
to Shareholders
DWS Central Cash Management Government Fund

Contents

3	Portfolio Summary
4	Investment Portfolio
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
17	Information About Your Fund’s Expenses
19	Advisory Agreement Board Considerations and Fee Evaluation
23	Account Management Resources
This report must be preceded or accompanied by an offering circular. To obtain the Fund’s private offering memorandum, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The offering circular contains this and other important information about the Fund. Please read the Fund’s private offering memorandum carefully before you invest.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the private offering memorandum for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Central Cash Management Government Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	9/30/22	3/31/22
Repurchase Agreements	70%	54%
Government & Agency Obligations	30%	46%
	100%	100%

Weighted Average Maturity	9/30/22	3/31/22
DWS Central Cash Management Government Fund	13 days	24 days
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. Please see the Account Management Resources section on page 20 for contact information.

DWS Central Cash Management Government Fund	|	3

Investment Portfolioas of September 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 30.1%
U.S. Government Sponsored Agencies 16.2%
Federal Home Loan Bank:
Step-Up Coupon, 1.02% to 9/30/2022, 2.01% to 3/30/2023	14,000,000	14,000,000
Step-Up Coupon, 1.4% to 10/28/2022, 2.5% to 4/28/2023	15,000,000	15,000,000
SOFR + 0.01%, 2.97% (a), 11/4/2022	7,500,000	7,500,000
2.97% (a), 12/29/2022	12,000,000	12,000,000
2.99% (a), 10/20/2022	8,500,000	8,500,000
SOFR + 0.03%, 2.99% (a), 1/13/2023	10,000,000	10,000,000
Federal Home Loan Bank Discount Notes:
2.535% (b), 10/3/2022	70,000,000	69,990,278
3.32% (b), 12/14/2022	9,500,000	9,436,046
3.508% (b), 12/21/2022	300,000	297,665
		146,723,989
U.S. Treasury Obligations 13.9%
U.S. Treasury Bills:
0.244% (b), 12/1/2022	20,000,000	19,991,867
1.194% (b), 2/23/2023	5,000,000	4,976,418
1.197% (b), 2/23/2023	5,000,000	4,976,477
1.959% (b), 10/4/2022	26,300,000	26,295,766
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield - 0.015%, 3.282% (a), 1/31/2024	12,000,000	12,011,546
3-month U.S. Treasury Bill Money Market Yield + 0.029%, 3.326% (a), 7/31/2023	15,000,000	15,018,440
3-month U.S. Treasury Bill Money Market Yield + 0.034%, 3.331% (a), 4/30/2023	8,000,000	8,009,976
3-month U.S. Treasury Bill Money Market Yield + 0.049%, 3.346% (a), 1/31/2023	34,000,000	34,012,028
		125,292,518
Total Government & Agency Obligations (Cost $272,016,507)		272,016,507
Repurchase Agreements 69.8%
BNP Paribas, 2.94%, dated 9/30/2022, to be repurchased at $91,472,405 on 10/3/2022 (c)	91,450,000	91,450,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/2022, to be repurchased at $62,115,422 on 10/3/2022 (d)	62,100,000	62,100,000
The accompanying notes are an integral part of the financial statements.

4	|	DWS Central Cash Management Government Fund

	Principal Amount ($)	Value ($)
Fixed Income Clearing Corp., 2.95%, dated 9/30/2022, to be repurchased at $180,044,250 on 10/3/2022 (e)	180,000,000	180,000,000
HSBC Securities, Inc., 2.96%, dated 9/30/2022, to be repurchased at $129,832,017 on 10/3/2022 (f)	129,800,000	129,800,000
JPMorgan Securities, Inc.:
2.97%, dated 9/30/2022, to be repurchased at $36,809,108 on 10/3/2022 (g)	36,800,000	36,800,000
3.05%, dated 9/30/2022, to be repurchased at $130,033,042 on 10/3/2022 (h)	130,000,000	130,000,000
Total Repurchase Agreements (Cost $630,150,000)		630,150,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $902,166,507)	99.9	902,166,507
Other Assets and Liabilities, Net	0.1	677,976
Net Assets	100.0	902,844,483

(a)	Floating rate security. These securities are shown at their current rate as of September 30, 2022.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,513,000	U.S. Treasury Notes	2.375–2.5	5/31/2024–8/15/2024	53,931,524
31,394,400	U.S. Treasury Inflation-Indexed Notes	0.375	7/15/2023	39,347,509
Total Collateral Value				93,279,033

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
34,225,400	U.S. Treasury Bills	Zero Coupon	12/29/2022–1/26/2023	33,884,601
273,100	U.S. Treasury Bonds	3.125	5/15/2048	242,375
29,508,900	U.S. Cash Management Bills	Zero Coupon	12/27/2022–1/17/2023	29,215,025
Total Collateral Value				63,342,001
The accompanying notes are an integral part of the financial statements.

DWS Central Cash Management Government Fund	|	5

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
227,794,700	U.S. Treasury Bonds	2.5–3.125	5/15/2045–5/15/2048	183,600,038

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
82,938,200	U.S. Treasury Bonds	3.0–3.375	8/15/2042–5/15/2047	74,569,541
61,478,400	U.S. Treasury Notes	2.875	5/15/2032	57,826,537
Total Collateral Value				132,396,078

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
39,838,000	U.S. Treasury Notes	1.0–3.875	12/15/2024–11/15/2029	37,536,025

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
144,182,046	Federal National Mortgage Association	2.0–7.0	9/1/2031–9/1/2052	132,600,001

SOFR:	Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.

6	|	DWS Central Cash Management Government Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$272,016,507	$—	$272,016,507
Repurchase Agreements	—	630,150,000	—	630,150,000
Total	$—	$902,166,507	$—	$902,166,507

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Central Cash Management Government Fund	|	7

Statement of Assets and Liabilities
as of September 30, 2022 (Unaudited)

Assets
Investments in securities, valued at amortized cost	$ 272,016,507
Repurchase agreements, valued at amortized cost	630,150,000
Cash	210,769
Interest receivable	580,650
Other assets	4,092
Total assets	902,962,018
Liabilities
Payable for Fund shares redeemed	54,490
Accrued Trustees' fees	6,139
Other accrued expenses and payables	56,906
Total liabilities	117,535
Net assets, at value	$902,844,483
Net Assets Consist of
Distributable earnings (loss)	(23,112)
Paid-in capital	902,867,595
Net assets, at value	$902,844,483
Net Asset Value
Net Asset Value, offering and redemption price per share ($902,844,483 ÷ 902,401,146 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

8	|	DWS Central Cash Management Government Fund

Statement of Operations
for the six months ended September 30, 2022 (Unaudited)

Investment Income
Income:
Interest	$ 6,571,122
Expenses:
Administration fee	484,613
Services to shareholders	22,257
Custodian fee	7,263
Professional fees	38,495
Reports to shareholders	13,119
Trustees' fees and expenses	18,022
Other	12,732
Total expenses before expense reductions	596,501
Expense reductions	(466,761)
Total expenses after expense reductions	129,740
Net investment income	6,441,382
Net realized gain (loss) from investments	296
Net increase (decrease) in net assets resulting from operations	$ 6,441,678
The accompanying notes are an integral part of the financial statements.

DWS Central Cash Management Government Fund	|	9

Statements of Changes in Net Assets
	Six Months Ended September 30, 2022	Year Ended March 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$ 6,441,382	$ 467,851
Net realized gain (loss)	296	(15,747)
Net increase (decrease) in net assets resulting from operations	6,441,678	452,104
Distributions to shareholders	(6,441,380)	(467,852)
Fund share transactions:
Proceeds from shares sold	8,099,598,804	14,133,587,520
Reinvestment of distributions	6,441,380	467,437
Payments for shares redeemed	(8,451,707,582)	(13,911,455,109)
Net increase (decrease) in net assets from Fund share transactions	(345,667,398)	222,599,848
Increase (decrease) in net assets	(345,667,100)	222,584,100
Net assets at beginning of period	1,248,511,583	1,025,927,483
Net assets at end of period	$902,844,483	$1,248,511,583
Other Information:
Shares outstanding at beginning of period	1,248,068,544	1,025,468,696
Shares sold	8,099,598,804	14,133,587,520
Shares issued to shareholders in reinvestment of distributions	6,441,380	467,437
Shares redeemed	(8,451,707,582)	(13,911,455,109)
Net increase (decrease) in Fund shares	(345,667,398)	222,599,848
Shares outstanding at end of period	902,401,146	1,248,068,544

The accompanying notes are an integral part of the financial statements.

10	|	DWS Central Cash Management Government Fund

Financial Highlights
DWS Central Cash Management Government Fund
	Six Months Ended 9/30/22	Years Ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.007	.000*	.001	.020	.021	.011
Net realized gain (loss)	.000*	(.000)*	(.000)*	.000*	(.000)*	(.000)*
Total from investment operations	.007	.000*	.001	.020	.021	.011
Less distributions from:
Net investment income	(.007)	(.000)*	(.001)	(.020)	(.021)	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.67**	.04	.10	2.00	2.10	1.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	903	1,249	1,026	729	837	794
Ratio of expenses before expense reductions (%)	.12***	.12	.12	.13	.13	.14
Ratio of expenses after expense reductions (%)	.03***	.03	.03	.04	.04	.04
Ratio of net investment income (%)	1.29***	.04	.10	1.95	2.08	1.11

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Central Cash Management Government Fund	|	11

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Investors Cash Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open end management investment company organized as a Massachusetts business trust. DWS Central Cash Management Government Fund (the “Fund” ), a diversified open-end management investment company, is a series of the Trust and is currently used exclusively as a cash sweep vehicle for the DWS funds.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is

12	|	DWS Central Cash Management Government Fund

equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of September 30, 2022, the Fund held repurchase agreements with a gross value of $630,150,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At March 31, 2022, the Fund had net tax basis capital loss carryforwards of approximately $21,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At September 30, 2022, the aggregate cost of investments for federal income tax purposes of $902,166,507.
The Fund has reviewed the tax positions for the open tax years as of March 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification

DWS Central Cash Management Government Fund	|	13

clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The Advisor receives no management fee from the Fund.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”  ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.
Under the agreement between DIMA and State Street Bank and Trust Company, DIMA has delegated certain administrative functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by DIMA, not by the Fund.
The Advisor has contractually agreed to waive the Administration Fee through July 31, 2023, except that the Fund will reimburse the Advisor for any fees and expenses it pays to State Street Bank and Trust Company for fund accounting services delegated to State Street pursuant to the administrative services agreement. The waiver will continue from year to year thereafter unless the Board of Trustees approves the modification or elimination of the waiver.
Accordingly, for the six months ended September 30, 2022, the Administration Fee aggregated $484,613, of which $466,761 was waived and $3,116 is unpaid, resulting in an annualized effective rate of 0.004% of the Fund’s average daily net assets.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended September 30, 2022, the amount charged to the Fund

14	|	DWS Central Cash Management Government Fund

by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $435, of which $410 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Concentration of Ownership
At September 30, 2022, 100% of the outstanding shares of the Fund were held by other affiliated DWS funds.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2022.
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Although interest rates in the U.S. remain at low levels, they have been rising and are expected to continue to increase in the near future. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, there have been signs of inflationary price movements. As such, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation,

DWS Central Cash Management Government Fund	|	15

which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
F.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

16	|	DWS Central Cash Management Government Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2022 to September 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Central Cash Management Government Fund	|	17

Expenses and Value of a $1,000 Investment
for the six months ended September 30, 2022 (Unaudited)

Actual Fund Return
Beginning Account Value 4/1/22	$1,000.00
Ending Account Value 9/30/22	$1,006.71
Expenses Paid per $1,000*	$.15
Hypothetical 5% Fund Return
Beginning Account Value 4/1/22	$1,000.00
Ending Account Value 9/30/22	$1,024.92
Expenses Paid per $1,000*	$.15

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
DWS Central Cash Management Government Fund	0.03%
For more information, please refer to the Fund’s private offering memorandum.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

18	|	DWS Central Cash Management Government Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Central Cash Management Government Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s administrative services agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

DWS Central Cash Management Government Fund	|	19

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that the Fund’s gross performance was below the median of the applicable iMoneyNet universe for the one- and three-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the Fund does not pay any investment advisory fees, but does bear an administrative services fee. As a result of the administrative services fee, the total management fee rates payable by the Fund were lower than the median of the applicable Broadridge peer group (based on Broadridge data provided as of

20	|	DWS Central Cash Management Government Fund

December 31, 2021). Based on Broadridge data provided as of December 31, 2021, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median (1st quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees). The Board noted that DIMA agreed to waive its administrative services fees except to the extent necessary to reimburse DIMA for fund accounting fees paid to third parties. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund

DWS Central Cash Management Government Fund	|	21

and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

22	|	DWS Central Cash Management Government Fund

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313
Personalized account information, information on other DWS funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	DWS PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public
availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s private offering memorandum for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 dws.com (800) 621-1148
CUSIP Number	461473 852
Fund Number	KENL

DWS Central Cash Management Government Fund	|	23

CCMGF-3
(R-033286-10 11/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Central Cash Management Government Fund, a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/29/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/29/2022